Filed Pursuant to Rule 497(d)

Morgan Stanley Portfolios, Series 87

AI Enablers & Adopters Strategy, Series 3

Supplement to the Prospectus

As of May 21, 2026, the ticker symbol for BNY Mellon Corp, identified as BK in the Prospectus, shall be replaced with BNY.

Supplement Dated: May 21, 2026